Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 38.1%
		Basic Materials: 0.4%
475,000		Ecolab, Inc., 1.650%, 02/01/2027	$446,780	0.1
500,000	(1)	Georgia-Pacific LLC, 1.750%, 09/30/2025	474,975	0.1
280,000		Nucor Corp., 2.000%, 06/01/2025	271,346	0.1
425,000		Nutrien Ltd., 3.150%, 10/01/2022	426,932	0.1
			1,620,033	0.4

		Communications: 1.8%
560,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	558,146	0.1
669,000		Amazon.com, Inc., 0.450%, 05/12/2024	644,472	0.2
370,000		AT&T, Inc., 1.700%, 03/25/2026	350,785	0.1
335,000		AT&T, Inc., 4.050%, 12/15/2023	342,536	0.1
472,000		Bell Telephone Co. of Canada or Bell Canada/The, 0.750%, 03/17/2024	455,382	0.1
413,000		British Telecommunications PLC, 4.500%, 12/04/2023	421,445	0.1
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	501,869	0.1
599,000		Fox Corp., 4.030%, 01/25/2024	611,879	0.2
330,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	335,424	0.1
653,000	(1)	NTT Finance Corp., 0.583%, 03/01/2024	626,377	0.2
185,000	(1)	Sky Ltd., 3.125%, 11/26/2022	186,415	0.0
408,000		T-Mobile USA, Inc., 3.500%, 04/15/2025	411,118	0.1
405,000		TWDC Enterprises 18 Corp., 2.125%, 09/13/2022	406,390	0.1
471,000		Verizon Communications, Inc., 0.850%, 11/20/2025	436,351	0.1
472,000		Verizon Communications, Inc., 3.500%, 11/01/2024	480,863	0.1
259,000		Walt Disney Co/The, 4.000%, 10/01/2023	264,489	0.1
			7,033,941	1.8

		Consumer, Cyclical: 3.2%
358,000	(1)	7-Eleven, Inc., 0.950%, 02/10/2026	325,843	0.1
433,000		American Honda Finance Corp., 0.650%, 09/08/2023	422,213	0.1
509,000		American Honda Finance Corp., 0.875%, 07/07/2023	500,560	0.1
140,000		American Honda Finance Corp., 1.300%, 09/09/2026	130,133	0.0
390,000		American Honda Finance Corp., 2.050%, 01/10/2023	391,294	0.1
236,000	(1)	BMW US Capital LLC, 0.800%, 04/01/2024	226,430	0.1
505,000	(1)	BMW US Capital LLC, 3.250%, 04/01/2025	507,212	0.1
431,000	(1)	BMW US Capital LLC, 3.900%, 04/09/2025	440,090	0.1
710,000		Daimler Finance North America LLC, 3.500%, 04/07/2025	709,219	0.2
250,000		Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	248,322	0.1
168,570		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	156,645	0.0
256,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	257,689	0.1
466,000		General Motors Financial Co., Inc., 1.700%, 08/18/2023	461,203	0.1
418,000	(2)	General Motors Financial Co., Inc., 2.350%, 02/26/2027	390,500	0.1
408,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	427,731	0.1
470,000	(1)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	447,896	0.1
226,000		Home Depot, Inc./The, 2.700%, 04/15/2025	225,389	0.1
532,000		Honda Motor Co. Ltd., 2.534%, 03/10/2027	515,634	0.1
462,000	(1)	Hyundai Capital America, 1.300%, 01/08/2026	423,785	0.1
187,000		Lowe's Cos, Inc., 3.350%, 04/01/2027	188,304	0.0
621,000	(1)	Magallanes, Inc., 3.755%, 03/15/2027	620,905	0.2
764,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	797,425	0.2
536,000		PACCAR Financial Corp., 0.350%, 08/11/2023	522,392	0.1
450,000	(1)	Panasonic Holdings Corp., 2.536%, 07/19/2022	450,657	0.1
623,000		Ross Stores, Inc., 4.600%, 04/15/2025	648,263	0.2
474,000		Toyota Motor Corp., 0.681%, 03/25/2024	457,867	0.1
742,000		Toyota Motor Credit Corp., 0.500%, 08/14/2023	724,514	0.2
11,051		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	11,097	0.0
225,458		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	233,203	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
629,000		WW Grainger, Inc., 1.850%, 02/15/2025	$610,966	0.2
			12,473,381	3.2

		Consumer, Non-cyclical: 4.4%
640,000		AbbVie, Inc., 2.300%, 11/21/2022	642,365	0.2
517,000		AbbVie, Inc., 2.600%, 11/21/2024	513,901	0.1
165,000		AbbVie, Inc., 2.900%, 11/06/2022	166,111	0.0
500,000		Altria Group, Inc., 2.350%, 05/06/2025	486,010	0.1
326,000		AmerisourceBergen Corp., 0.737%, 03/15/2023	321,369	0.1
385,000		Anthem, Inc., 3.500%, 08/15/2024	390,940	0.1
644,000		BAT International Finance PLC, 1.668%, 03/25/2026	591,749	0.2
410,000	(1)	Baxter International, Inc., 1.322%, 11/29/2024	391,893	0.1
386,000		Boston Scientific Corp., 1.900%, 06/01/2025	370,911	0.1
506,000		Bristol-Myers Squibb Co., 0.750%, 11/13/2025	469,216	0.1
355,000		Bristol-Myers Squibb Co., 2.600%, 05/16/2022	355,355	0.1
587,000		Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	556,686	0.1
219,000	(1)	Cargill, Inc., 1.375%, 07/23/2023	216,372	0.1
274,000	(2)	Cigna Corp., 1.250%, 03/15/2026	256,211	0.1
673,000		Conagra Brands, Inc., 0.500%, 08/11/2023	651,816	0.2
394,000		Constellation Brands, Inc., 3.200%, 02/15/2023	398,051	0.1
685,000		DH Europe Finance II Sarl, 2.050%, 11/15/2022	686,190	0.2
250,000		Diageo Capital PLC, 1.375%, 09/29/2025	237,041	0.1
587,000	(1)	Element Fleet Management Corp., 3.850%, 06/15/2025	588,327	0.1
309,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	301,919	0.1
458,000		Global Payments, Inc., 1.200%, 03/01/2026	422,555	0.1
417,000		Hershey Co/The, 0.900%, 06/01/2025	393,019	0.1
262,000		Humana, Inc., 0.650%, 08/03/2023	255,721	0.1
446,000		Illumina, Inc., 0.550%, 03/23/2023	437,723	0.1
370,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	370,897	0.1
140,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	142,513	0.0
400,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	404,357	0.1
440,000	(1)	Mondelez International Holdings Netherlands BV, 2.125%, 09/19/2022	440,645	0.1
633,000	(1)	Mylan, Inc., 3.125%, 01/15/2023	635,743	0.2
334,000	(1)	Nestle Holdings, Inc., 1.150%, 01/14/2027	306,476	0.1
345,000		PayPal Holdings, Inc., 2.200%, 09/26/2022	346,212	0.1
465,000		PerkinElmer, Inc., 0.850%, 09/15/2024	441,531	0.1
129,000		RELX Capital, Inc., 3.500%, 03/16/2023	130,164	0.0
875,000		Royalty Pharma PLC, 0.750%, 09/02/2023	849,968	0.2
461,000	(1)	S&P Global, Inc., 2.450%, 03/01/2027	449,119	0.1
702,000		Stryker Corp., 0.600%, 12/01/2023	681,271	0.2
121,000	(1)	Triton Container International Ltd., 0.800%, 08/01/2023	117,444	0.0
470,000	(1)	Triton Container International Ltd., 1.150%, 06/07/2024	446,189	0.1
165,000		UnitedHealth Group, Inc., 2.375%, 08/15/2024	164,325	0.0
323,000		UnitedHealth Group, Inc., 3.375%, 04/15/2027	328,487	0.1
750,000		Viatris, Inc., 1.650%, 06/22/2025	698,757	0.2
			17,055,549	4.4

		Energy: 1.9%
331,000		Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	315,696	0.1
580,000		Canadian Natural Resources Ltd., 2.050%, 07/15/2025	556,816	0.2
500,000		Chevron USA, Inc., 0.426%, 08/11/2023	489,051	0.1
614,000		Enbridge, Inc., 0.550%, 10/04/2023	595,363	0.2
834,000		Energy Transfer L.P., 4.250%, 03/15/2023	843,402	0.2
469,000		Equinor ASA, 2.875%, 04/06/2025	469,372	0.1
395,000		Kinder Morgan, Inc., 1.750%, 11/15/2026	367,684	0.1
306,000		Ovintiv Exploration, Inc., 5.375%, 01/01/2026	324,627	0.1
141,000		Ovintiv Exploration, Inc., 5.625%, 07/01/2024	148,325	0.0
425,000		Phillips 66, 0.900%, 02/15/2024	411,545	0.1
326,000		Phillips 66, 3.850%, 04/09/2025	332,869	0.1
191,000		Pioneer Natural Resources Co., 0.550%, 05/15/2023	186,862	0.1
495,000		Pioneer Natural Resources Co., 1.125%, 01/15/2026	459,674	0.1
519,000		Shell International Finance BV, 0.375%, 09/15/2023	505,804	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
379,000	(1)	Southern Natural Gas Co. LLC, 0.625%, 04/28/2023	$371,702	0.1
270,000		TransCanada PipeLines Ltd., 1.000%, 10/12/2024	256,753	0.1
52,000		Valero Energy Corp., 2.850%, 04/15/2025	51,433	0.0
467,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	480,067	0.1
			7,167,045	1.9

		Financial: 19.3%
393,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.650%, 10/29/2024	371,482	0.1
410,000		Aflac, Inc., 1.125%, 03/15/2026	381,937	0.1
525,000	(1)	AIG Global Funding, 0.900%, 09/22/2025	481,720	0.1
433,000		Ally Financial, Inc., 3.875%, 05/21/2024	438,296	0.1
536,000		American Express Co., 2.500%, 07/30/2024	533,751	0.1
247,000		American International Group, Inc., 3.750%, 07/10/2025	251,251	0.1
258,000		American Tower Corp., 3.500%, 01/31/2023	260,509	0.1
326,000		American Tower Corp., 3.650%, 03/15/2027	325,348	0.1
234,000		Ameriprise Financial, Inc., 3.000%, 04/02/2025	233,273	0.1
485,000		Ameriprise Financial, Inc., 4.000%, 10/15/2023	495,099	0.1
440,000		Assurant, Inc., 4.200%, 09/27/2023	447,676	0.1
284,000	(1)	Athene Global Funding, 2.550%, 06/29/2025	276,033	0.1
738,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	760,299	0.2
475,000	(1)	Avolon Holdings Funding Ltd., 4.375%, 05/01/2026	469,340	0.1
400,000		Banco Santander SA, 3.500%, 04/11/2022	400,172	0.1
1,404,000	(3)	Bank of America Corp., 0.810%, 10/24/2024	1,359,108	0.4
1,731,000	(3)	Bank of America Corp., 0.976%, 04/22/2025	1,660,349	0.4
425,000	(3)	Bank of America Corp., 0.981%, 09/25/2025	403,164	0.1
660,000	(3)	Bank of America Corp., 1.530%, 12/06/2025	631,625	0.2
186,000	(3)	Bank of America Corp., 1.658%, 03/11/2027	173,561	0.0
496,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	477,762	0.1
916,000	(3)	Bank of America Corp., 3.004%, 12/20/2023	918,659	0.2
460,000	(3)	Bank of America Corp., 3.384%, 04/02/2026	459,575	0.1
358,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	360,545	0.1
280,000	(2)	Bank of New York Mellon Corp./The, 1.600%, 04/24/2025	270,118	0.1
432,000		Bank of Nova Scotia/The, 0.550%, 09/15/2023	420,314	0.1
473,000		Bank of Nova Scotia/The, 0.700%, 04/15/2024	454,033	0.1
468,000		Bank of Nova Scotia/The, 1.450%, 01/10/2025	449,592	0.1
355,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	355,537	0.1
663,000	(3)	Barclays PLC, 1.007%, 12/10/2024	636,921	0.2
277,000		Berkshire Hathaway, Inc., 3.125%, 03/15/2026	279,969	0.1
420,000	(1)	BPCE SA, 1.000%, 01/20/2026	385,644	0.1
250,000	(1)	BPCE SA, 2.750%, 01/11/2023	251,147	0.1
1,120,000	(1)	BPCE SA, 5.700%, 10/22/2023	1,159,032	0.3
350,000		Brookfield Finance, Inc., 4.000%, 04/01/2024	355,433	0.1
503,000		Canadian Imperial Bank of Commerce, 0.500%, 12/14/2023	486,003	0.1
386,000		Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	378,939	0.1
270,000	(3)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	270,088	0.1
358,000		Canadian Imperial Bank of Commerce, 3.300%, 04/07/2025	357,837	0.1
396,000	(3)	Capital One Financial Corp., 1.878%, 11/02/2027	366,011	0.1
720,000		Capital One Financial Corp., 3.200%, 01/30/2023	726,388	0.2
261,000		Charles Schwab Corp./The, 0.750%, 03/18/2024	252,497	0.1
473,000	(3)	Citigroup, Inc., 0.981%, 05/01/2025	451,252	0.1
388,000	(3)	Citigroup, Inc., 1.678%, 05/15/2024	385,029	0.1
107,000	(3)	Citigroup, Inc., 3.106%, 04/08/2026	106,167	0.0
539,000	(1)	CNO Global Funding, 1.650%, 01/06/2025	513,777	0.1
374,000		Corebridge Financial, Inc., 3.650%, 04/05/2027	373,476	0.1
298,000		Credit Suisse AG/New York NY, 0.520%, 08/09/2023	290,068	0.1
233,000		Credit Suisse AG/New York NY, 2.950%, 04/09/2025	230,619	0.1
1,246,000		Credit Suisse AG/New York NY, 3.625%, 09/09/2024	1,260,991	0.3
467,000	(1),(3)	Danske Bank A/S, 0.976%, 09/10/2025	438,042	0.1
279,000	(1),(3)	Danske Bank A/S, 3.773%, 03/28/2025	279,720	0.1
257,000	(1),(3)	Danske Bank A/S, 4.298%, 04/01/2028	259,245	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
467,000	(3)	Deutsche Bank AG/New York NY, 2.222%, 09/18/2024	$457,021	0.1
459,000		Discover Financial Services, 3.950%, 11/06/2024	467,552	0.1
355,000	(1)	DNB Bank ASA, 2.150%, 12/02/2022	355,850	0.1
465,000	(1),(3)	DNB Bank ASA, 2.968%, 03/28/2025	464,763	0.1
475,000	(2)	Equinix, Inc., 1.250%, 07/15/2025	443,363	0.1
388,000		Federal Realty Investment Trust, 3.950%, 01/15/2024	393,237	0.1
305,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	294,495	0.1
356,000	(1)	Five Corners Funding Trust, 4.419%, 11/15/2023	364,009	0.1
487,000	(3)	Goldman Sachs Group, Inc./The, 0.673%, 03/08/2024	476,891	0.1
236,000	(3)	Goldman Sachs Group, Inc./The, 0.925%, 10/21/2024	228,885	0.1
278,000	(3)	Goldman Sachs Group, Inc./The, 2.640%, 02/24/2028	266,102	0.1
257,000		Hanover Insurance Group, Inc./The, 4.500%, 04/15/2026	267,692	0.1
480,000	(3)	HSBC Holdings PLC, 0.732%, 08/17/2024	464,488	0.1
746,000	(3)	HSBC Holdings PLC, 1.162%, 11/22/2024	720,755	0.2
531,000	(3)	HSBC Holdings PLC, 1.645%, 04/18/2026	500,177	0.1
519,000	(3)	HSBC Holdings PLC, 2.999%, 03/10/2026	509,210	0.1
441,000	(3)	ING Groep NV, 3.869%, 03/28/2026	443,429	0.1
580,000		Intercontinental Exchange, Inc., 0.700%, 06/15/2023	569,450	0.1
800,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	810,045	0.2
566,000	(1)	Jackson Financial, Inc., 1.125%, 11/22/2023	549,290	0.1
854,000	(3)	JPMorgan Chase & Co., 0.824%, 06/01/2025	815,015	0.2
1,640,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,567,123	0.4
504,000	(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	465,038	0.1
389,000	(3)	JPMorgan Chase & Co., 1.514%, 06/01/2024	383,846	0.1
284,000	(3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	264,796	0.1
178,000	(3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	171,902	0.0
176,000	(3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	172,486	0.0
474,000	(3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	465,193	0.1
460,000	(3)	JPMorgan Chase & Co., 2.776%, 04/25/2023	460,121	0.1
280,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	283,057	0.1
737,000	(3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	745,640	0.2
624,000	(3)	Lloyds Banking Group PLC, 0.695%, 05/11/2024	608,185	0.2
176,000	(3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	177,956	0.0
480,000	(1)	LSEGA Financing PLC, 0.650%, 04/06/2024	458,335	0.1
460,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	466,889	0.1
330,000	(1)	Metropolitan Life Global Funding I, 1.950%, 01/13/2023	330,172	0.1
430,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	416,959	0.1
415,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.953%, 07/19/2025	393,705	0.1
365,000	(2),(3)	Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	344,360	0.1
323,000		Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	302,953	0.1
397,000	(3)	Mitsubishi UFJ Financial Group, Inc., 2.341%, 01/19/2028	375,580	0.1
200,000		Mitsubishi UFJ Financial Group, Inc., 2.623%, 07/18/2022	200,807	0.1
392,000	(3)	Mizuho Financial Group, Inc., 0.849%, 09/08/2024	380,187	0.1
820,000		Mizuho Financial Group, Inc., 1.128%, (US0003M + 0.630%), 05/25/2024	820,151	0.2
304,000	(3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	298,010	0.1
665,000	(3)	Morgan Stanley, 0.731%, 04/05/2024	651,650	0.2
1,256,000	(3)	Morgan Stanley, 0.790%, 05/30/2025	1,194,163	0.3
1,256,000	(3)	Morgan Stanley, 0.791%, 01/22/2025	1,206,506	0.3
766,000	(3)	Morgan Stanley, 1.164%, 10/21/2025	728,328	0.2
371,000	(3)	Morgan Stanley, 2.475%, 01/21/2028	354,235	0.1
474,000	(3)	Morgan Stanley, 2.630%, 02/18/2026	465,310	0.1
845,000		Morgan Stanley, 3.750%, 02/25/2023	858,686	0.2
496,000		Morgan Stanley, 4.000%, 07/23/2025	508,067	0.1
330,000		MUFG Union Bank NA, 2.100%, 12/09/2022	330,557	0.1
684,000	(3)	National Bank of Canada, 0.550%, 11/15/2024	658,481	0.2
349,000		National Bank of Canada, 0.750%, 08/06/2024	331,111	0.1
350,000	(1)	National Securities Clearing Corp., 1.200%, 04/23/2023	347,064	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
250,000	(1)	National Securities Clearing Corp., 1.500%, 04/23/2025	$239,566	0.1
213,000	(1)	Nationwide Building Society, 1.500%, 10/13/2026	195,691	0.0
399,000	(1)	Nationwide Building Society, 2.000%, 01/27/2023	398,406	0.1
417,000	(3)	NatWest Group PLC, 2.359%, 05/22/2024	413,859	0.1
244,000		NatWest Group PLC, 3.875%, 09/12/2023	246,585	0.1
327,000	(3)	NatWest Group PLC, 4.269%, 03/22/2025	331,107	0.1
395,000	(1)	Nordea Bank Abp, 0.625%, 05/24/2024	376,435	0.1
293,000	(1)	Nordea Bank Abp, 0.750%, 08/28/2025	270,177	0.1
786,000	(1)	Nordea Bank Abp, 4.250%, 09/21/2022	793,806	0.2
587,000		Old Republic International Corp., 4.875%, 10/01/2024	606,638	0.2
37,000	(1)	Owl Rock Technology Finance Corp., 6.750%, 06/30/2025	38,916	0.0
498,000	(1),(2)	Pacific Life Global Funding II, 0.500%, 09/23/2023	483,760	0.1
207,000	(1)	Pacific Life Global Funding II, 1.200%, 06/24/2025	193,929	0.0
265,000	(1)	Pacific Life Global Funding II, 1.375%, 04/14/2026	246,791	0.1
470,000		PNC Financial Services Group, Inc./The, 3.500%, 01/23/2024	476,815	0.1
495,000	(1)	Reliance Standard Life Global Funding II, 2.150%, 01/21/2023	495,860	0.1
444,000		Royal Bank of Canada, 0.500%, 10/26/2023	430,448	0.1
384,000		Royal Bank of Canada, 1.150%, 06/10/2025	362,821	0.1
284,000		Royal Bank of Canada, 1.150%, 07/14/2026	260,735	0.1
280,000		Royal Bank of Canada, 1.600%, 04/17/2023	278,749	0.1
466,000	(2)	Royal Bank of Canada, 1.600%, 01/21/2025	448,260	0.1
225,000		Royal Bank of Canada, 1.627%, (US0003M + 0.660%), 10/05/2023	226,365	0.1
345,000		Royal Bank of Canada, 1.950%, 01/17/2023	345,562	0.1
553,000		Royal Bank of Canada, 3.700%, 10/05/2023	563,284	0.1
336,000		Royal Bank of Canada, 4.650%, 01/27/2026	350,915	0.1
128,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	128,717	0.0
440,000		Sixth Street Specialty Lending, Inc., 3.875%, 11/01/2024	438,884	0.1
954,000	(1)	Skandinaviska Enskilda Banken AB, 0.550%, 09/01/2023	925,991	0.2
619,000	(1)	Skandinaviska Enskilda Banken AB, 0.650%, 09/09/2024	585,453	0.2
477,000	(1),(3)	Societe Generale SA, 2.226%, 01/21/2026	453,285	0.1
402,000	(1),(3)	Standard Chartered PLC, 0.991%, 01/12/2025	384,303	0.1
288,000	(1),(3)	Standard Chartered PLC, 2.608%, 01/12/2028	269,578	0.1
475,000	(1)	Standard Chartered PLC, 3.950%, 01/11/2023	477,586	0.1
320,000		Sumitomo Mitsui Financial Group, Inc., 2.348%, 01/15/2025	311,259	0.1
355,000		Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	351,830	0.1
465,000	(1)	Sumitomo Mitsui Trust Bank Ltd., 0.800%, 09/16/2024	439,282	0.1
800,000	(1)	Svenska Handelsbanken AB, 0.625%, 06/30/2023	783,202	0.2
425,000	(1)	Swedbank AB, 0.600%, 09/25/2023	412,309	0.1
371,000	(1)	Swedbank AB, 3.356%, 04/04/2025	372,392	0.1
525,000	(1)	Swiss Re Treasury US Corp., 2.875%, 12/06/2022	528,629	0.1
467,000		Toronto-Dominion Bank/The, 0.700%, 09/10/2024	443,609	0.1
821,000		Toronto-Dominion Bank/The, 1.150%, 06/12/2025	775,721	0.2
468,000		Toronto-Dominion Bank/The, 1.450%, 01/10/2025	448,711	0.1
258,000		Toronto-Dominion Bank/The, 2.800%, 03/10/2027	253,661	0.1
799,000		Truist Bank, 1.250%, 03/09/2023	793,617	0.2
369,000	(1)	UBS AG/London, 0.700%, 08/09/2024	350,084	0.1
600,000	(1),(3)	UBS Group AG, 1.008%, 07/30/2024	583,936	0.2
565,000	(1),(3)	UBS Group AG, 2.859%, 08/15/2023	565,957	0.1
280,000	(1)	USAA Capital Corp., 1.500%, 05/01/2023	277,549	0.1
649,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	635,738	0.2
409,000		XLIT Ltd., 4.450%, 03/31/2025	420,736	0.1
			74,551,250	19.3

		Industrial: 1.8%
388,000		Boeing Co/The, 4.875%, 05/01/2025	400,658	0.1
423,000		Caterpillar Financial Services Corp., 0.650%, 07/07/2023	414,910	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
380,000		Caterpillar Financial Services Corp., 3.650%, 12/07/2023	$388,037	0.1
223,000		General Dynamics Corp., 3.250%, 04/01/2025	225,553	0.1
392,000	(1)	Graphic Packaging International LLC, 0.821%, 04/15/2024	372,856	0.1
386,000		Honeywell International, Inc., 1.350%, 06/01/2025	372,230	0.1
651,000	(1)	Huntington Ingalls Industries, Inc., 0.670%, 08/16/2023	632,016	0.2
335,000		John Deere Capital Corp., 2.050%, 01/09/2025	328,922	0.1
184,000		John Deere Capital Corp., 2.125%, 03/07/2025	181,214	0.1
138,000		John Deere Capital Corp., 2.350%, 03/08/2027	134,416	0.0
500,000		Raytheon Technologies Corp., 3.200%, 03/15/2024	505,745	0.1
435,000		Raytheon Technologies Corp., 3.700%, 12/15/2023	442,653	0.1
400,000		Republic Services, Inc., 2.500%, 08/15/2024	396,081	0.1
305,000		Rockwell Automation, Inc., 0.350%, 08/15/2023	296,676	0.1
480,000	(1)	Siemens Financieringsmaatschappij NV, 0.650%, 03/11/2024	462,766	0.1
200,000	(1)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	179,004	0.0
373,000		Sonoco Products Co., 2.250%, 02/01/2027	353,782	0.1
713,000		Teledyne Technologies, Inc., 0.950%, 04/01/2024	684,946	0.2
			6,772,465	1.8

		Technology: 2.0%
233,000		Analog Devices, Inc., 2.950%, 04/01/2025	233,606	0.1
173,000		Apple, Inc., 0.550%, 08/20/2025	161,327	0.1
449,000		Apple, Inc., 2.750%, 01/13/2025	450,005	0.1
290,000	(1)	CGI, Inc., 1.450%, 09/14/2026	266,847	0.1
457,000		Fidelity National Information Services, Inc., 0.600%, 03/01/2024	437,817	0.1
445,000		Fiserv, Inc., 2.750%, 07/01/2024	443,977	0.1
398,000		HP, Inc., 2.200%, 06/17/2025	384,299	0.1
146,000		Intel Corp., 3.700%, 07/29/2025	149,636	0.0
465,000	(1)	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	415,826	0.1
473,000		Oracle Corp., 1.650%, 03/25/2026	441,691	0.1
288,000		Oracle Corp., 2.500%, 04/01/2025	281,557	0.1
470,000		Oracle Corp., 2.650%, 07/15/2026	451,307	0.1
350,000		Roper Technologies, Inc., 0.450%, 08/15/2022	348,550	0.1
430,000		Roper Technologies, Inc., 3.125%, 11/15/2022	432,159	0.1
650,000		salesforce.com, Inc., 0.625%, 07/15/2024	622,853	0.2
875,000		salesforce.com, Inc., 3.250%, 04/11/2023	886,347	0.2
507,000		VMware, Inc., 1.000%, 08/15/2024	483,838	0.1
424,000		VMware, Inc., 4.500%, 05/15/2025	437,218	0.1
531,000		Workday, Inc., 3.500%, 04/01/2027	530,687	0.1
			7,859,547	2.0

		Utilities: 3.3%
475,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	480,497	0.1
502,000		American Electric Power Co., Inc., 0.750%, 11/01/2023	486,656	0.1
445,000		American Electric Power Co., Inc., 2.031%, 03/15/2024	437,598	0.1
213,000	(1)	Aquarion Co., 4.000%, 08/15/2024	215,481	0.0
425,000		Arizona Public Service Co., 3.350%, 06/15/2024	427,050	0.1
568,000		Atmos Energy Corp., 0.625%, 03/09/2023	559,839	0.1
425,000		Avangrid, Inc., 3.200%, 04/15/2025	424,133	0.1
279,000		Black Hills Corp., 1.037%, 08/23/2024	266,574	0.1
500,000	(1)	Dominion Energy, Inc., 2.450%, 01/15/2023	500,404	0.1
385,000		Duke Energy Ohio, Inc., 3.800%, 09/01/2023	390,300	0.1
290,000		Duke Energy Progress LLC, 3.375%, 09/01/2023	293,473	0.1
329,000		Entergy Corp., 0.900%, 09/15/2025	302,077	0.1
555,000		Entergy Louisiana LLC, 0.950%, 10/01/2024	529,379	0.1
250,000		Entergy Louisiana LLC, 3.300%, 12/01/2022	251,700	0.1
250,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	255,004	0.1
277,000		Eversource Energy, 2.900%, 03/01/2027	271,896	0.1
485,000		Interstate Power and Light Co., 3.250%, 12/01/2024	487,591	0.1
72,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	72,247	0.0
428,000		National Rural Utilities Cooperative Finance Corp., 1.000%, 10/18/2024	408,404	0.1
325,000		National Rural Utilities Cooperative Finance Corp., 1.875%, 02/07/2025	315,187	0.1
835,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 09/15/2022	837,818	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
473,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	$444,374	0.1
325,000	(1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	327,026	0.1
462,000		NiSource, Inc., 0.950%, 08/15/2025	425,082	0.1
284,000		OGE Energy Corp., 0.703%, 05/26/2023	278,338	0.1
485,000		Public Service Electric and Gas Co., 3.750%, 03/15/2024	491,228	0.1
335,000		Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	309,260	0.1
330,000		Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	328,875	0.1
384,000		Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	382,600	0.1
646,000		Southern Co/The, 0.600%, 02/26/2024	621,378	0.2
259,000		WEC Energy Group, Inc., 0.550%, 09/15/2023	251,697	0.1
150,000		Wisconsin Power and Light Co., 2.250%, 11/15/2022	150,182	0.0
658,000		Xcel Energy, Inc., 0.500%, 10/15/2023	637,646	0.2
			12,860,994	3.3

	Total Corporate Bonds/Notes
	(Cost $151,705,246)		147,394,205	38.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.1%
500,000	(1),(3)	Deephaven Residential Mortgage Trust 2022-2 A1, 4.300%, 03/25/2067	499,363	0.1
1,049,619		Fannie Mae REMICS 2006-43-FJ, 0.867%, (US0001M + 0.410%), 06/25/2036	1,052,871	0.3
409,699		Fannie Mae REMICS 2007-14 PF, 0.647%, (US0001M + 0.190%), 03/25/2037	407,074	0.1
267,244		Fannie Mae REMICS 2010-123 FL, 0.887%, (US0001M + 0.430%), 11/25/2040	268,242	0.1
723,936		Fannie Mae REMICS 2010-136 FG, 0.957%, (US0001M + 0.500%), 12/25/2030	727,806	0.2
1,007,729		Fannie Mae REMICS 2011-51 FM, 1.107%, (US0001M + 0.650%), 06/25/2041	1,024,118	0.3
927,169		Fannie Mae REMICS 2011-68 F, 0.727%, (US0001M + 0.270%), 07/25/2031	927,725	0.2
107,748		Fannie Mae REMICS 2011-96 FN, 0.957%, (US0001M + 0.500%), 10/25/2041	108,441	0.0
20,079	(1),(3)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	20,179	0.0
303,374	(1),(3)	Flagstar Mortgage Trust 2020-2 A2, 3.000%, 08/25/2050	297,826	0.1
547,627		Freddie Mac REMICS 3626 FA, 1.047%, (US0001M + 0.650%), 05/15/2036	555,128	0.1
351,724		Freddie Mac REMICS 4508 CF, 0.797%, (US0001M + 0.400%), 09/15/2045	352,751	0.1
1,856,334		Ginnie Mae Series 2012-H11 FA, 0.806%, (US0001M + 0.700%), 02/20/2062	1,858,454	0.5
1,830,067		Ginnie Mae Series 2012-H31 FD, 0.446%, (US0001M + 0.340%), 12/20/2062	1,819,935	0.5
1,005,850		Ginnie Mae Series 2014-H05 FB, 0.706%, (US0001M + 0.600%), 12/20/2063	1,005,000	0.3
2,565,341		Ginnie Mae Series 2016-H06 FD, 1.026%, (US0001M + 0.920%), 07/20/2065	2,583,757	0.7
559,923		Ginnie Mae Series 2016-H07 FK, 1.106%, (US0001M + 1.000%), 03/20/2066	565,516	0.1
653,417		Ginnie Mae Series 2016-H08 FT, 0.826%, (US0001M + 0.720%), 02/20/2066	653,710	0.2
1,950,929		Ginnie Mae Series 2016-H16 FE, 0.627%, (US0012M + 0.380%), 06/20/2066	1,933,270	0.5
544,469		Ginnie Mae Series 2017-H09 FG, 0.576%, (US0001M + 0.470%), 03/20/2067	542,791	0.1
577,549		Ginnie Mae Series 2018-H04 FM, 0.406%, (US0001M + 0.300%), 03/20/2068	573,747	0.1
1,610,170		Ginnie Mae Series 2019-H02 FA, 0.556%, (US0001M + 0.450%), 01/20/2069	1,603,598	0.4
760,897		Ginnie Mae Series 2020-H09 NF, 1.699%, (US0001M + 1.250%), 04/20/2070	775,801	0.2
20,079	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	20,161	0.0
716,013	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4 A4, 2.500%, 09/25/2051	656,399	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
248,782	(1),(3)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	$248,556	0.1
270,000	(1)	Mello Warehouse Securitization Trust 2020-2 A, 1.257%, (US0001M + 0.800%), 11/25/2053	269,541	0.1
347,014	(1),(3)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	318,592	0.1
586,637	(1),(3)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	537,917	0.1
745,381	(1),(3)	Rate Mortgage Trust 2021-J2 A31, 2.500%, 08/25/2051	683,188	0.2
195,903	(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.898%, 11/25/2044	194,528	0.0
75,859	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	76,035	0.0
107,936	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.636%, 06/25/2034	108,292	0.0
214,071	(1),(3)	Wells Fargo Mortgage Backed Securities 2020-1 A17 Trust, 3.000%, 12/25/2049	210,941	0.1

	Total Collateralized Mortgage Obligations
	(Cost $23,758,545)		23,481,253	6.1

U.S. TREASURY OBLIGATIONS: 23.1%
		U.S. Treasury Notes: 23.1%
22,870,000		0.125%,03/31/2023	22,514,662	5.8
1,808,200		0.500%,11/30/2023	1,757,804	0.5
1,815,800	(2)	0.875%,01/31/2024	1,769,838	0.5
189,400		1.250%,11/30/2026	179,224	0.1
749,000	(2)	1.500%,02/29/2024	738,145	0.2
107,900	(2)	1.500%,01/31/2027	103,129	0.0
128,900		1.500%,11/30/2028	121,435	0.0
43,187,000		1.750%,03/15/2025	42,276,024	10.9
20,000	(2)	1.875%,02/28/2027	19,467	0.0
430,000	(2)	1.875%,02/28/2029	415,185	0.1
19,411,000		2.250%,03/31/2024	19,385,599	5.0
67,000		2.500%,03/31/2027	67,152	0.0

	Total U.S. Treasury Obligations
	(Cost $90,260,802)		89,347,664	23.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 12.2%
2,000,000	(1)	BHMS 2018-ATLS D, 2.647%, (US0001M + 2.250%), 07/15/2035	1,954,553	0.5
3,500,000	(1)	BPR Trust 2021-WILL C, 4.397%, (US0001M + 4.000%), 06/15/2038	3,409,106	0.9
922,000	(1)	BX Trust 2021-LBA EJV, 2.397%, (US0001M + 2.000%), 02/15/2036	890,999	0.2
922,000	(1)	BX Trust 2021-LBA EV, 2.397%, (US0001M + 2.000%), 02/15/2036	890,999	0.2
1,500,000	(1)	BXMT 2021-FL4 D Ltd., 2.647%, (US0001M + 2.250%), 05/15/2038	1,467,853	0.4
955,000		COMM 2013-LC6 AM Mortgage Trust, 3.282%, 01/10/2046	957,049	0.3
1,705,000	(3)	COMM 2013-LC6 C Mortgage Trust, 4.242%, 01/10/2046	1,709,966	0.4
1,458,000	(1),(3)	COMM 2013-LC6 D Mortgage Trust, 4.289%, 01/10/2046	1,431,731	0.4
3,510,506	(1)	CSWF 2021-SOP2 D, 2.713%, (US0001M + 2.317%), 06/15/2034	3,406,306	0.9
29,699		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	29,708	0.0
11,575	(3)	Ginnie Mae 2015-21 AF, 2.199%, 07/16/2048	11,533	0.0
75,324		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	74,944	0.0
4,556		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	4,555	0.0
146,263		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	145,309	0.0
45,592		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	45,375	0.0
85,092		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	84,579	0.0
174,855		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	173,782	0.1
187,586		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	186,556	0.1
1,637,061	(1)	Great Wolf Trust 2019-WOLF C, 2.030%, (US0001M + 1.633%), 12/15/2036	1,608,076	0.4
530,000	(1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	527,536	0.1
1,420,000	(1)	GS Mortgage Securities Corp. Trust 2019-70P C, 1.897%, (US0001M + 1.500%), 10/15/2036	1,367,194	0.4
1,040,000	(3)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.561%, 05/10/2045	1,039,413	0.3
1,820,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.192%, 11/15/2045	1,817,347	0.5
1,630,000	(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 4.886%, 01/15/2047	1,614,866	0.4
900,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 D, 4.654%, 04/15/2047	867,332	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
225,000	(1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 2.943%, (TSFR1M + 2.500%), 07/15/2036	$222,343	0.1
353,729		Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A4, 3.176%, 08/15/2045	353,711	0.1
1,250,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A4, 4.075%, 07/15/2046	1,256,628	0.3
434,198		Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	433,345	0.1
1,220,000		Morgan Stanley Capital I Trust 2019-H6 A2, 3.228%, 06/15/2052	1,205,579	0.3
500,000	(1)	PFP 2021-8 Ltd. E, 2.931%, (US0001M + 2.500%), 08/09/2037	486,748	0.1
1,263,436	(1)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 2.607%, (US0001M + 2.150%), 02/25/2035	1,262,586	0.3
286,182		UBS Commercial Mortgage Trust 2018-C8 A2, 3.713%, 02/15/2051	287,779	0.1
1,930,000	(1)	UBS-Barclays Commercial Mortgage Trust 2012-C4 AS, 3.317%, 12/10/2045	1,934,828	0.5
1,890,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 B, 3.718%, 12/10/2045	1,889,914	0.5
4,000,000	(1)	VMC Finance 2021-FL4 C LLC, 2.718%, (US0001M + 2.250%), 06/16/2036	3,923,643	1.0
695,553	(1)	West Town Mall Trust 2017-KNOX A, 3.823%, 07/05/2030	694,945	0.2
5,720,000	(3)	WFRBS Commercial Mortgage Trust 2013-C14 C, 3.960%, 06/15/2046	5,581,169	1.4
2,000,000	(3)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	1,932,908	0.5

	Total Commercial Mortgage-Backed Securities
	(Cost $48,794,893)		47,182,793	12.2

ASSET-BACKED SECURITIES: 18.5%
		Automobile Asset-Backed Securities: 5.3%
200,000		Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	201,374	0.1
423,281		Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	424,630	0.1
600,000		AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	600,949	0.2
729,701		AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	729,275	0.2
900,000		AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	889,418	0.2
1,350,000		AmeriCredit Automobile Receivables Trust 2020-2 B, 0.970%, 02/18/2026	1,328,331	0.3
550,000		AmeriCredit Automobile Receivables Trust 2021-3 B, 1.170%, 08/18/2027	522,301	0.1
687,002		BMW Vehicle Owner Trust 2020-A A3, 0.480%, 10/25/2024	681,578	0.2
400,000		Capital One Prime Auto Receivables Trust 2019-1 A4, 2.560%, 10/15/2024	402,949	0.1
300,000		CarMax Auto Owner Trust 2021-2 B, 1.030%, 12/15/2026	281,421	0.1
750,000		CarMax Auto Owner Trust 2022-1 B, 1.950%, 09/15/2027	719,546	0.2
750,000		Carvana Auto Receivables Trust 2022-P1 A3, 3.350%, 02/10/2027	746,554	0.2
1,500,000		Drive Auto Receivables Trust 2021-1 B, 0.650%, 07/15/2025	1,487,085	0.4
1,100,000		Exeter Automobile Receivables Trust 2021-4 A3, 0.680%, 07/15/2025	1,083,902	0.3
750,000		Ford Credit Auto Owner Trust 2022-A B, 1.910%, 07/15/2027	721,517	0.2
450,000		GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	448,409	0.1
276,640		GM Financial Automobile Leasing Trust 2020-2 A3, 0.800%, 07/20/2023	276,310	0.1
143,828		GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	144,210	0.0
629,573		Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	630,804	0.2
195,959		Honda Auto Receivables 2019-3 A3 Owner Trust, 1.780%, 08/15/2023	196,141	0.0
687,239		Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	682,674	0.2
850,000		Hyundai Auto Receivables Trust 2021-C B, 1.490%, 12/15/2027	799,623	0.2
454,474	(1)	JPMorgan Chase Bank NA - CACLN 2021-3 B, 0.760%, 02/26/2029	441,676	0.1
282,937		Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	284,355	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
500,000		Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	$504,292	0.1
400,000	(1)	Oscar US Funding XIII LLC 2021-2A A3, 0.860%, 09/10/2025	388,524	0.1
550,000		Santander Drive Auto Receivables Trust 2020-1 C, 4.110%, 12/15/2025	555,855	0.1
583,749		Santander Drive Auto Receivables Trust 2020-2 B, 0.960%, 11/15/2024	583,539	0.2
923,742		Santander Drive Auto Receivables Trust 2020-3 B, 0.690%, 03/17/2025	922,310	0.2
600,000		Santander Drive Auto Receivables Trust 2021-2 B, 0.590%, 09/15/2025	594,008	0.2
1,100,000		Santander Drive Auto Receivables Trust 2021-3 B, 0.600%, 12/15/2025	1,081,553	0.3
193,555	(1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	193,643	0.0
950,000		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	948,348	0.2
			20,497,104	5.3

		Credit Card Asset-Backed Securities: 0.3%
1,350,000	(1)	CARDS II Trust 2021-1A A, 0.602%, 04/15/2027	1,290,011	0.3

		Other Asset-Backed Securities: 12.4%
800,000	(1)	AGL CLO 13 Ltd. 2021-13A A1, 1.320%, (US0003M + 1.160%), 10/20/2034	793,136	0.2
2,000,000	(1)	Aimco CLO 11 Ltd. 2020-11A AR, 1.371%, (US0003M + 1.130%), 10/17/2034	1,978,396	0.5
840,000	(1)	Apidos Clo XXV 2016-25A A1R, 1.424%, (US0003M + 1.170%), 10/20/2031	836,098	0.2
100,000	(1)	Arbor Realty Commercial Real Estate Notes 2021-FL3 C Ltd., 2.247%, (US0001M + 1.850%), 08/15/2034	99,234	0.0
2,000,000	(1)	Arbor Realty Commercial Real Estate Notes 2021-FL4 E Ltd., 3.797%, (US0001M + 3.400%), 11/15/2036	1,989,030	0.5
700,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.471%, (US0003M + 1.230%), 01/15/2030	693,631	0.2
250,000	(1)	Babson CLO Ltd. 2017-1A A2, 1.591%, (US0003M + 1.350%), 07/18/2029	247,796	0.1
100,000	(1)	BDS 2021-FL9 B Ltd., 2.168%, (US0001M + 1.700%), 11/16/2038	98,566	0.0
1,000,000	(1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 1.591%, (US0003M + 1.350%), 01/15/2033	994,530	0.3
500,000	(1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 1.648%, (US0003M + 1.400%), 04/19/2034	496,674	0.1
250,000	(1)	Carbone CLO Ltd. 2017-1A A1, 1.394%, (US0003M + 1.140%), 01/20/2031	248,853	0.1
492,818	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 1.556%, (US0003M + 1.050%), 05/15/2031	489,865	0.1
1,200,000	(1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 1.394%, (US0003M + 1.140%), 04/20/2034	1,186,496	0.3
800,000	(1)	Carlyle US Clo 2017-2A CR Ltd., 1.654%, (US0003M + 1.400%), 07/20/2031	797,952	0.2
850,000	(1)	Carlyle US CLO 2020-2A A1R Ltd., 1.398%, (US0003M + 1.140%), 01/25/2035	842,603	0.2
1,550,000	(1)	Carlyle US Clo 2021-4A A2 Ltd., 1.654%, (US0003M + 1.400%), 04/20/2034	1,544,357	0.4
1,000,000	(1)	Cedar Funding IV CLO Ltd.2014-4A ARR, 1.419%, (US0003M + 1.160%), 07/23/2034	988,390	0.3
600,000	(1)	CIFC Funding 2018-4A A1 Ltd., 1.391%, (US0003M + 1.150%), 10/17/2031	596,558	0.2
900,000	(1)	CIFC Funding 2020-2A AR Ltd., 1.424%, (US0003M + 1.170%), 10/20/2034	894,209	0.2
600,000	(1)	Clear Creek CLO Ltd. 2015-1A AR, 1.454%, (US0003M + 1.200%), 10/20/2030	597,869	0.2
550,000		CNH Equipment Trust 2021-C A3, 0.810%, 12/15/2026	526,341	0.1
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 1.434%, (US0003M + 1.180%), 10/20/2030	248,517	0.1
1,000,000	(1)	Dryden 78 CLO Ltd. 2020-78A A, 1.421%, (US0003M + 1.180%), 04/17/2033	992,481	0.3
480,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.706%, (US0003M + 1.200%), 08/15/2030	479,459	0.1
300,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 1.504%, (US0003M + 1.250%), 01/20/2030	298,618	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
686,588	(1)	Elevation CLO 2014-2A A1R Ltd., 1.471%, (US0003M + 1.230%), 10/15/2029	$685,290	0.2
450,000	(1)	Elmwood CLO IX Ltd. 2021-2A A, 1.384%, (US0003M + 1.130%), 07/20/2034	446,705	0.1
2,000,000	(1)	FS RIALTO 2021-FL2 E, 3.881%, (US0001M + 3.450%), 05/16/2038	1,975,010	0.5
1,360,000	(1)	HGI CRE CLO 2021-FL1 B Ltd., 2.031%, (US0001M + 1.600%), 06/16/2036	1,348,276	0.3
2,100,000	(1)	HGI CRE CLO 2021-FL1 D Ltd., 2.781%, (US0001M + 2.350%), 06/16/2036	2,081,070	0.5
360,067	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	364,409	0.1
400,000		John Deere Owner Trust 2022-A A4, 2.490%, 01/16/2029	393,161	0.1
1,300,000	(1)	Kayne CLO 6 Ltd. 2019-6A A1, 1.634%, (US0003M + 1.380%), 01/20/2033	1,295,447	0.3
1,000,000	(1)	Kayne CLO 7 Ltd. 2020-7A A1, 1.441%, (US0003M + 1.200%), 04/17/2033	995,874	0.3
600,000	(1)	LCM 26A A2 Ltd., 1.504%, (US0003M + 1.250%), 01/20/2031	595,188	0.1
143,402	(1)	LoanCore 2019-CRE2 A Issuer Ltd., 1.527%, (US0001M + 1.130%), 05/15/2036	142,423	0.0
500,000	(1)	Magnetite XXVI Ltd. 2020-26A A2R, 1.658%, (US0003M + 1.400%), 07/25/2034	493,869	0.1
1,500,000	(1)	Magnetite XXVII Ltd. 27A AR, 1.394%, (US0003M + 1.140%), 10/20/2034	1,485,392	0.4
720,000	(1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 1.534%, (US0003M + 1.280%), 01/20/2032	714,292	0.2
137,705	(1)	Marlette Funding Trust 2020-1A B, 2.380%, 03/15/2030	137,768	0.0
1,050,000	(1)	Marlette Funding Trust 2021-1A B, 1.000%, 06/16/2031	1,029,352	0.3
700,000	(1)	Oaktree CLO Ltd. 2021-1A A1, 1.401%, (US0003M + 1.160%), 07/15/2034	694,501	0.2
350,000	(1)	OCP CLO 2021-22A A Ltd., 1.296%, (US0003M + 1.180%), 12/02/2034	347,248	0.1
1,100,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 1.441%, (US0003M + 1.200%), 07/15/2029	1,094,163	0.3
400,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A A1, 1.444%, (US0003M + 1.190%), 01/20/2031	398,400	0.1
1,000,000	(1)	Octagon Investment Partners 48 Ltd. 2020-3A AR, 1.404%, (US0003M + 1.150%), 10/20/2034	990,239	0.3
400,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.598%, (US0003M + 1.350%), 07/19/2030	397,831	0.1
300,000	(1)	OHA Credit Funding 2019-3A AR Ltd., 1.394%, (US0003M + 1.140%), 07/02/2035	298,053	0.1
2,000,000	(1)	OHA Credit Partners XVI 2021-16A A, 1.314%, (US0003M + 1.150%), 10/18/2034	1,988,138	0.5
1,600,000	(1)	OHA Loan Funding 2015-1A AR3 Ltd., 1.360%, (US0003M + 1.150%), 01/19/2037	1,589,262	0.4
975,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.354%, (US0003M + 1.100%), 07/20/2030	971,357	0.2
600,000	(1)	PFS Financing Corp. 2021-B A, 0.770%, 08/15/2026	564,896	0.1
55,453	(1)	SoFi Consumer Loan Program 2020-1 A Trust, 2.020%, 01/25/2029	55,483	0.0
800,000	(1)	SoFi Consumer Loan Program 2020-1 B Trust, 2.250%, 01/25/2029	799,966	0.2
800,000	(1)	Sound Point CLO XXIII 2019-2A AR, 1.411%, (US0003M + 1.170%), 07/15/2034	789,508	0.2
850,000	(1)	THL Credit Wind River 2018-2 A A2Clo Ltd., 1.691%, (US0003M + 1.450%), 07/15/2030	843,745	0.2
1,850,000	(1)	THL Credit Wind River 2019-1A AR CLO Ltd., 1.414%, (US0003M + 1.160%), 07/20/2034	1,837,464	0.5
650,000	(1)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	621,680	0.2
250,000	(1)	Venture 34 CLO Ltd. 2018-34A A, 1.471%, (US0003M + 1.230%), 10/15/2031	248,401	0.1
500,000	(1)	Wellman Park CLO Ltd. 2021-1A A, 1.341%, (US0003M + 1.100%), 07/15/2034	497,171	0.1
			48,170,691	12.4

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Student Loan Asset-Backed Securities: 0.5%
440,503	(1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	$436,593	0.1
482,154	(1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	466,470	0.1
224,606	(1)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	214,556	0.1
315,011	(1)	Navient Private Education Refi Loan Trust 2021-F A, 1.110%, 02/18/2070	293,863	0.1
437,236	(1)	SoFi Professional Loan Program 2021-B AFX Trust, 1.140%, 02/15/2047	407,221	0.1
			1,818,703	0.5

		Total Asset-Backed Securities
		(Cost $72,582,400)	71,776,509	18.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
			Uniform Mortgage-Backed Securities: 0.0%
2,171		6.500%,10/01/2022	2,331	0.0
8,712		6.500%,10/01/2032	9,402	0.0
8,049		7.000%,10/01/2032	8,073	0.0

		Total U.S. Government Agency Obligations
		(Cost $19,300)	19,806	0.0

		Total Long-Term Investments
		(Cost $387,121,186)	379,202,230	98.0

SHORT-TERM INVESTMENTS: 4.9%
			Repurchase Agreements: 1.6%
1,479,057	(4)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,479,069, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $1,508,638, due 02/01/36-03/01/52)	1,479,057	0.4
1,479,057	(4)	Citigroup, Inc., Repurchase Agreement dated 03/31/22, 0.31%, due 04/01/22 (Repurchase Amount $1,479,070, collateralized by various U.S. Government Agency Obligations, 2.000%-10.000%, Market Value plus accrued interest $1,508,638, due 06/15/22-01/20/52)	1,479,057	0.4
1,479,057	(4)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,479,069, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,508,638, due 04/05/22-04/01/52)	1,479,057	0.4
68,421	(4)	HSBC Securities USA, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $68,422, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $69,789, due 08/15/22-08/15/50)	68,421	0.0
1,479,057	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,479,069, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,508,638, due 04/26/22-03/20/52)	1,479,057	0.4

		Total Repurchase Agreements
		(Cost $5,984,649)	5,984,649	1.6

Shares			Value	Percentage of Net Assets
			Mutual Funds: 3.3%
12,519,000	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	12,519,000	3.2
185,000	(4),(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.250%	185,000	0.1
185,000	(4),(5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	185,000	0.0
		Total Mutual Funds
		(Cost $12,889,000)	12,889,000	3.3

		Total Short-Term Investments
		(Cost $18,873,649)	18,873,649	4.9

		Total Investments in Securities (Cost $405,994,835)	$398,075,879	102.9
		Liabilities in Excess of Other Assets	(11,347,801)	(2.9)
		Net Assets	$386,728,078	100.0

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2022.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2022.

Reference Rate Abbreviations:
TSFR1M	1-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$147,394,205	$–	$147,394,205
Collateralized Mortgage Obligations	–	23,481,253	–	23,481,253
Asset-Backed Securities	–	71,776,509	–	71,776,509
Commercial Mortgage-Backed Securities	–	47,182,793	–	47,182,793
U.S. Government Agency Obligations	–	19,806	–	19,806
U.S. Treasury Obligations	–	89,347,664	–	89,347,664
Short-Term Investments	12,889,000	5,984,649	–	18,873,649
Total Investments, at fair value	$12,889,000	$385,186,879	$–	$398,075,879
Other Financial Instruments+
Futures	456,104	–	–	456,104
Total Assets	$13,345,104	$385,186,879	$–	$398,531,983
Liabilities Table
Other Financial Instruments+
Futures	$(1,396,635)	$–	$–	$(1,396,635)
Total Liabilities	$(1,396,635)	$–	$–	$(1,396,635)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	543	06/30/22	$115,073,579	$(1,396,635)
			$115,073,579	$(1,396,635)
Short Contracts:
U.S. Treasury 10-Year Note	(20)	06/21/22	(2,457,500)	38,788
U.S. Treasury 5-Year Note	(152)	06/30/22	(17,432,500)	417,316
			$(19,890,000)	$456,104

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $405,796,479.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$742,670
Gross Unrealized Depreciation	(9,403,801)
Net Unrealized Depreciation	$(8,661,131)